Form N-PX

                     Annual Report of Proxy Voting Record of

                             TT International Funds





                  Investment Company Act File Number: 811-10151





                                   Registrant
                                TT International
                                  Martin House
                                  5 Martin Lane
                                 London EC4R 0DP
                                 United Kingdom









                                Agent for Service
                                 Margaret Leach
                           Treasurer, CFO of the Fund
                                TT International
                                  Martin House
                                  5 Martin Lane
                                 London EC4R 0DP
                                 United Kingdom





                  For the period: July 1, 2005 to June 30, 2006











TTI-NC-001-0200

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                                Non-Voting Funds

                                TT EAFE Portfolio
No votes were cast on securities by this fund during the reporting period.

                               TT Europe Portfolio
No votes were cast on securities by this fund during the reporting period.

                       TT Active International Mutual Fund
Feeder portfolios invest only in master portfolios and therefore do not have voting securities. The TT Active International Mutual Fund invests solely in the TT EAFE Portfolio. No votes were cast on securities by this fund during the reporting period.

                              TT Europe Mutual Fund
Feeder portfolios invest only in master portfolios and therefore do not have voting securities. The TT Europe Mutual Fund invests solely in the TT Europe Portfolio. No votes were cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Graham Barr
Treasurer, CFO of the Fund
August 31, 2006